Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net profit (loss)	$ 1,574	$ (4,134)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property, plant and equipment	1,039	704
Financial expense (income) related to loan from others	(9)	33
Share-based compensation	128	270
Decrease (increase) in trade receivables	129	(56)
Gain from bargain purchase	(6,401)
Decrease (increase) in other receivables	(233)	(23)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(226)	(42)
SEPA commitment fees		164
Changes in operating lease right-of-use assets	117	31
Increase in trade payables	264	283
Changes in operating lease liabilities	(117)	237
Increase (decrease) in other payables	(185)	(42)
Net cash used in operating activities	(3,920)	(2,575)
Cash flows from investing activities:
Purchase of property, plant and equipment	(115)	(12)
Cash received in business combination	2,751
Net cash used in investing activities	2,636	(12)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares for SEPA holders, net	5	1,581
Proceeds from Issuance of Warrants	2,321
Net cash provided by financing activities	2,326	1,581
Effect of exchange rate changes on cash, cash equivalents and restricted cash		42
Increase (decrease) in cash, cash equivalents and restricted cash	1,042	(964)
Cash, cash equivalents and restricted cash at beginning of period	1,811	2,095
Cash, cash equivalents and restricted cash at end of period	2,853	1,131
Non-cash transactions:
Shares issued for SEPA financing agreement	6	100
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	2,654	989
Restricted cash	199	142
Cash, cash equivalents and restricted cash	$ 2,853	$ 1,131